CONVERTIBLE PREFERRED STOCK (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock, authorized (in shares)	37,564,767	37,564,767
Convertible Preferred Stock, outstanding (in shares)	0	304,778
Conversion of stock, shares converted (in shares)	304,778	20,000
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock, authorized (in shares)	85	85
Convertible Preferred Stock, outstanding (in shares)	0.85	0.85
Conversion of stock, shares converted (in shares)		0.07
Conversion of shares of preferred stock to common stock (in shares)		(0.07)